Provision Expense - Summary of Movements in Loss Allowance (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	₸ 223,282	₸ 149,092	₸ 126,942
Transfers	35,883	25,204	20,219
New assets issued	75,105	65,898	54,387
Repaid assets (except for write off)	(51,875)	(44,327)	(40,223)
Modification effect	20,521	8,435
Total effect on Consolidated Statements of Profit or Loss	79,634	55,210	34,383
Write-off, net of recoveries	(53,269)	18,949	(12,239)
Foreign exchange difference	(3)	31	6
Loss Allowance	249,644	223,282	149,092
Financial assets at FVTOCI | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	82	130	374
Transfers	5	3	(54)
New assets issued	28	10	8
Repaid assets (except for write off)		(58)	(198)
Total effect on Consolidated Statements of Profit or Loss	33	(45)	(244)
Loss Allowance	114	82	130
Financial assets at FVTOCI | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	656
Transfers	31	653
Total effect on Consolidated Statements of Profit or Loss	31	653
Loss Allowance	158	656
Financial assets at FVTOCI | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance		2,662	2,564
Transfers	606		278
Total effect on Consolidated Statements of Profit or Loss	606		278
Write-off, net of recoveries			(180)
Reclassification of financial assets		(2,662)
Loss Allowance	1,136		2,662
Financial assets at FVTOCI | Transfer to Stage 1 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1)
Financial assets at FVTOCI | Transfer to Stage 1 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1
Financial assets at FVTOCI | Transfer to Stage 2 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(3)
Financial assets at FVTOCI | Transfer to Stage 2 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(530)	3
Financial assets at FVTOCI | Transfer to Stage 2 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	530
Loans to Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	261
Total effect on Consolidated Statements of Profit or Loss	261
Loss Allowance	261
Loans to Customers | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	67,604	64,043	40,062
Transfers	(25,885)	(14,545)	(8,490)
New assets issued	75,077	65,888	54,379
Repaid assets (except for write off)	(37,258)	(30,502)	(25,096)
Total effect on Consolidated Statements of Profit or Loss	11,934	20,841	20,793
Loss Allowance	59,939	67,604	64,043
Loans to Customers | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	11,785	10,582	7,674
Transfers	(2,531)	4,429	9,608
Repaid assets (except for write off)	(1,955)	(2,282)	(1,664)
Total effect on Consolidated Statements of Profit or Loss	(4,486)	2,147	7,944
Loss Allowance	16,290	11,785	10,582
Loans to Customers | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	135,313	67,791	74,153
Transfers	61,320	33,307	16,509
Repaid assets (except for write off)	(12,662)	(11,485)	(13,265)
Modification effect	20,521	8,435
Total effect on Consolidated Statements of Profit or Loss	69,179	30,257	3,244
Write-off, net of recoveries	(49,055)	19,029	(11,458)
Foreign exchange difference	(3)	12	4
Loss Allowance	166,042	135,313	67,791
Loans to Customers | Transfer to Stage 1 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	15,923	3,544	5,556
Loans to Customers | Transfer to Stage 1 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,448)	(1,138)	(1,145)
Loans to Customers | Transfer to Stage 1 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(14,475)	(2,406)	(4,411)
Loans to Customers | Transfer to Stage 2 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(10,396)	(6,970)	(335)
Loans to Customers | Transfer to Stage 2 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	16,184	7,208	832
Loans to Customers | Transfer to Stage 2 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,788)	(238)	(497)
Loans to Customers | Transfer to Stage 3 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(25,126)	(13,854)	(2,033)
Loans to Customers | Transfer to Stage 3 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,745)	(7,014)	(4,723)
Loans to Customers | Transfer to Stage 3 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	30,871	20,868	6,756
Due from Banks | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	6	19	26
Transfers		(14)	(8)
Total effect on Consolidated Statements of Profit or Loss		(14)	(8)
Foreign exchange difference		1	1
Loss Allowance	6	6	19
Cash and cash equivalents | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	3	1	3
Transfers	20	2	(2)
Total effect on Consolidated Statements of Profit or Loss	20	2	(2)
Loss Allowance	23	3	1
Other assets | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	7,794	3,846	2,058
Transfers	2,060	1,348	2,392
Total effect on Consolidated Statements of Profit or Loss	2,060	1,348	2,392
Write-off, net of recoveries	(4,214)	(80)	(605)
Reclassification of financial assets		2,662
Foreign exchange difference		18	1
Loss Allowance	5,640	7,794	3,846
Contingencies | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	39	18	28
Transfers	(4)	21	(14)
Total effect on Consolidated Statements of Profit or Loss	(4)	21	(14)
Write-off, net of recoveries			4
Loss Allowance	₸ 35	₸ 39	₸ 18